Consolidated Balance Sheets (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Assets:
Cash and equivalents	$ 631,756	$ 219,566	$ 15,990
Receivable from DNR Oil and Gas Inc.:
Oil and gas sales, net of production costs	163,111	165,283
Other	26,471	15,597	12,625
Prepaid expenses and other	169,432	207,338	85,139
Total Current Assets	990,770	607,784	113,754
Oil and gas properties, at cost, successful efforts method:
Proved properties	8,749,536	9,056,032
Unproved/Unevaluated properties	291,776	287,728
Natural gas gathering system	442,195	442,195	442,195
Furniture and equipment	22,522	22,522	19,662
Total property and equipment	9,506,029	9,808,477	461,857
Less accumulated depreciation, depletion and amortization	(661,659)	(525,154)	(184,121)
Net Property and Equipment	8,844,370	9,283,323	277,736
TOTAL ASSETS	9,835,140	9,891,107	391,490
Receivable from DNR Oil & Gas, Inc.:
Oil and gas property acquisition costs	250,000	826,791
Gas gathering operating costs	436,403	416,835	402,558
Operator fees and other	151,748	151,748	117,518
Unrelated parties	29,297	92,019	60,029
Preferred stock dividends payable	391,875
Notes and advances payable:
Directors	235,069	109,319	704,475
Unrelated parties	250,000	250,000
Accrued interest expense	99,109	88,303	152,943
Director fees payable	120,000	90,000	98,000
Commissions payable/Finders fee payable for private placement of preferred stock	105,000	105,000
Accrued payroll taxes			111,690
Accrued consulting services payable in common stock	63,750	18,750	536,528
Current portion of asset retirement obligations	15,421	15,398
Other accrued costs and expenses	202,930	111,061	40,596
Total Current Liabilities	2,350,602	2,275,224	2,224,337
Asset Retirement Obligations, net of current portion	623,474	637,842
Total Liabilities	2,974,076	2,913,066	2,224,337
Commitments and Contingencies (Notes 3, 4 and 10)
Stockholders' Equity (Deficit)
Common stock, no par value; authorized 499,000,000 shares, issued and outstanding 4,972,635 in 2010 and 7,764,476 in 2011	16,904,154	16,904,154	13,611,903
Accumulated deficit	(15,066,461)	(14,949,484)	(15,444,750)
Total Stockholders' Equity (Deficit)	6,861,064	6,978,041	(1,832,847)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	9,835,140	9,891,107	391,490
Class A Preferred Stock
Stockholders' Equity (Deficit)
Preferred stock value
Series One Preferred Stock
Stockholders' Equity (Deficit)
Preferred stock value	5,023,371	5,023,371
Series Two Preferred Stock
Stockholders' Equity (Deficit)
Preferred stock value